PROVISIONS (Details textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for onerous contracts [Abstract]
Unused provision reversed, other provisions	$ 211,000
Discount rate in onerous contract provision	7.61%	8.33%